Leases - Disclosure Of Quantitative Information About Right of use Assets Explanatory (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	₩ 20,946,933	₩ 20,558,446
Additions and others	3,467,487	5,782,395
Depreciation	(3,636,782)	(3,985,785)
Impairments	(60,072)	(1,260,436)	₩ (19,085)
Others	(11,206)	(36,809)
Disposals	(102,453)	(54,432)	(64,350)
Gain or loss on foreign currency translation	54,154	156,999
Ending Balance	20,200,332	20,946,933	20,558,446
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	476,045
Others	(2,902)	45,771
Ending Balance	472,813	476,045
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	311,157
Depreciation	(279,200)	(269,796)
Others	374,182	334,931
Gain or loss on foreign currency translation	983	3,643
Ending Balance	357,200	311,157
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	112,658	119,866
Additions and others	74,611	72,567
Depreciation	(68,349)	(76,370)
Impairments		(3,439)
Disposals		(420)
Gain or loss on foreign currency translation	326	454
Ending Balance	119,246	112,658	119,866
Right-of-use assets [member] | Buildings And Structures [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	51,033	56,167
Additions and others	65,133	60,515
Depreciation	(56,471)	(63,494)
Impairments		(2,175)
Gain or loss on foreign currency translation	(1,749)	20
Ending Balance	57,946	51,033	56,167
Right-of-use assets [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	51,804	54,417
Additions and others		460
Depreciation	(2,846)	(3,014)
Impairments		(721)
Disposals		(420)
Gain or loss on foreign currency translation	2,291	1,082
Ending Balance	51,249	51,804	54,417
Right-of-use assets [member] | Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	598	1,330
Additions and others	881	456
Depreciation	(770)	(1,136)
Impairments		(3)
Gain or loss on foreign currency translation	5	(49)
Ending Balance	714	598	1,330
Right-of-use assets [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	8,502	7,062
Additions and others	6,698	11,033
Depreciation	(7,482)	(8,288)
Impairments		(501)
Gain or loss on foreign currency translation	(279)	(804)
Ending Balance	7,439	8,502	7,062
Right-of-use assets [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	721	890
Additions and others	1,899	103
Depreciation	(780)	(438)
Impairments		(39)
Gain or loss on foreign currency translation	58	205
Ending Balance	₩ 1,898	₩ 721	₩ 890